ORGANIZATION - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2024
Subsidiary or Equity Method Investee
Amount of registered capital of the VIEs		¥ 26,000.0
Beijing Lianjia
Subsidiary or Equity Method Investee
Equity investments, pledge (as a percent)	3.03%
VIE
Subsidiary or Equity Method Investee
Amount of registered capital of the VIEs		2,600.0	¥ 2,700.0
Amount of non-distributable statutory reserves of the VIEs		¥ 231.9	¥ 193.8